UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler           New York, New York         November 16, 2009
-------------------------  ----------------------------    -----------------
     [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------

Form 13F Information Table Entry Total:             74
                                            --------------------

Form 13F Information Table Value Total:          $2,306,034        (thousands)
                                            --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13 INFORMATION TABLE

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
          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
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                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
AK STL HLDG CORP                COM              001547108   63,031   3,194,657  SH           SOLE            3,194,657
ALLERGAN INC                    COM              018490102   59,234   1,043,591  SH           SOLE            1,043,591
ALPHA NATURAL RESOURCES INC     COM              02076X102   51,187   1,458,305  SH           SOLE            1,458,305
AMERICAN TOWER CORP             CL A             029912201    3,915     107,542  SH           SOLE              107,542
BANK OF AMERICA CORPORATION     COM              060505104   88,896   5,253,896  SH           SOLE            5,253,896
BLOCKBUSTER INC                 CL A             093679108      375     350,000  SH           SOLE              350,000
CB RICHARD ELLIS GROUP INC      CL A             12497T101    2,755     234,698  SH           SOLE              234,698
ENDEAVOUR INTL CORP             COM              29259G101      925     764,074  SH           SOLE              764,074
EXXON MOBIL CORP                COM              30231G102      254       3,700  SH           SOLE                3,700
GENWORTH FINL INC               CL A             37247D106   44,359   3,712,059  SH           SOLE            3,712,059
GLOBE SPECIALTY METALS INC      COM              37954N206   14,323   1,587,909  SH           SOLE            1,587,909
HERTZ GLOBAL HOLDINGS INC       COM              42805T105   30,414   2,808,350  SH           SOLE            2,808,350
INTL GAME TECHNOLOGY            COM              459902102   21,542   1,002,900  SH           SOLE            1,002,900
INVESCO LTD                     SHS              G491BT108   42,489   1,866,845  SH           SOLE            1,866,845
LAS VEGAS SANDS CORP            COM              517834107   17,633   1,047,100  SH           SOLE            1,047,100
LIBERTY MEDIA CORP NEW          INT COM SER A    53071M104   77,678   7,080,936  SH           SOLE            7,080,936
MARTIN MARIETTA MATLS INC       COM              573284106   55,938     607,557  SH           SOLE              607,557
MDS INC                         COM              55269P302    5,484     669,100  SH           SOLE              669,100
MODINE MFG CO                   COM              607828100   13,905   1,500,000  SH           SOLE            1,500,000
MOLSON COORS BREWING            CL B             60871R209   55,081   1,131,497  SH           SOLE            1,131,497
OSHKOSH CORP                    COM              688239201    2,878      93,042  SH           SOLE               93,042
POPULAR INC                     COM              733174106    2,210     780,953  SH           SOLE              780,953
PRECISION DRILLING TR           TR UNIT          740215108   21,012   3,169,268  SH           SOLE            3,169,268
RITE AID CORP                   COM              767754104      820     500,000  SH           SOLE              500,000
SHIRE PLC                       SPONSORED ADR    82481R106   13,073     250,000  SH           SOLE              250,000
SPDR GOLD TRUST                 GOLD SHS         78463V107      989      10,000  SH           SOLE               10,000
DIRECTV GROUP INC               COM              25459L106    4,562     165,399  SH           SOLE              165,399
GRACE W R & CO DEL NEW          COM              38388F108    9,107     418,900  SH           SOLE              418,900
WALTER ENERGY INC               COM              93317Q105   68,961   1,148,205  SH           SOLE            1,148,205
YAHOO INC                       COM              984332106   61,792   3,469,501  SH           SOLE            3,469,501
ABOVENET INC                    COM              00374N107  131,394   2,697,760  SH           SOLE            2,697,760
ARROWHEAD RESH CORP             COM              042797100      345     519,030  SH           SOLE              519,030
EASYLINK SERVICES INTL CORP     CL A             277858106    4,039   2,433,338  SH           SOLE            2,433,338
GILAT SATELLITE NETWORKS LTD    SHS NEW          M51474118   30,879   8,121,651  SH           SOLE            8,121,651
ICO GLOBAL COMM HLDGS LTD DE    CL A             44930K108      258     300,000  SH           SOLE              300,000
RCN CORP                        COM NEW          749361200   80,629   8,669,803  SH           SOLE            8,669,803
SUN AMERICAN BANCORP            COM NEW          86664A202      292   1,101,965  SH           SOLE            1,101,965
OMNITURE INC                    COM              68212S109   14,931     696,390  SH           SOLE              696,390
PEROT SYS CORP                  CL A             714265105   58,917   1,983,750  SH           SOLE            1,983,750
SAPPHIRE INDUSTRIALS CORP       COM              80306T109      992     100,000  SH           SOLE              100,000
SEPRACOR INC                    COM              817315104   27,333   1,193,577  SH           SOLE            1,193,577
SPSS INC                        COM              78462K102   23,488     470,134  SH           SOLE              470,134
TRIAN ACQUISITION I CORP        COM              89582E108      973     100,000  SH           SOLE              100,000
VARIAN INC                      COM              922206107   12,782     250,336  SH           SOLE              250,336
CF INDS HLDGS INC               COM              125269100   99,048   1,148,649  SH           SOLE            1,148,649
LIBERTY MEDIA CORP NEW          ENT COM SER A    53071M500  159,960   5,141,739  SH           SOLE            5,141,739
NATCO GROUP INC                 CL A             63227W203   19,765     446,365  SH           SOLE              446,365
SCHERING PLOUGH CORP            COM              806605101  154,968   5,485,585  SH           SOLE            5,485,585
TERRA INDS INC                  COM              880915103    2,774      80,000  SH           SOLE               80,000
WYETH                           COM              983024100  463,415   9,539,206  SH           SOLE            9,539,206
TECK RESOURCES LTD              CL B             878742204  105,673   3,832,794  SH           SOLE            3,832,794
SPDR TR                         PUT              78462F953    8,485       8,260  SH  PUT      SOLE                8,260
BANK OF AMERICA CORPORATION     CALL             060505904    9,541      22,300  SH  CALL     SOLE               22,300
RAMBUS INC DELL                 CALL             750917906      259         850  SH  CALL     SOLE                  850
HOME DEPOT INC                  CALL             437076902    4,028      15,000  SH  CALL     SOLE               15,000
LIBERTY MEDIA CORP NEW          CALL             53071M904    1,538       2,500  SH  CALL     SOLE                2,500
LOWES COS INC                   CALL             548661907    3,369       8,750  SH  CALL     SOLE                8,750
MARTIN MARIETTA MATLS INC       CALL             573284906    4,175       5,000  SH  CALL     SOLE                5,000
NII HLDGS INC                   CALL             62913F901      647      11,250  SH  CALL     SOLE               11,250
RETAIL HOLDRS TR                CALL             76127U901    7,664      13,446  SH  CALL     SOLE               13,446
WYETH                           CALL             983024900      190         500  SH  CALL     SOLE                  500
BHP BILLITON LTD                PUT              088606958      242       1,500  SH  PUT      SOLE                1,500
FREEPORT-MCMORAN COPPER & GO    PUT              35671D957      225       1,500  SH  PUT      SOLE                1,500
PFIZER INC                      PUT              717081953      509      11,940  SH  PUT      SOLE               11,940
MIRANT CORP NEW                 *W EXP 01/03/201 60467R126       24      12,480  SH           SOLE               12,480
MIRANT CORP NEW                 *W EXP 01/03/201 60467R118      181     122,372  SH           SOLE              122,372
ANADIGICS INC                   NOTE 5.000% 10/1 032515AD0      123     125,000  PRN          SOLE              125,000
ALPHA NATURAL RESOURCES INC     NOTE 2.375% 4/1  02076XAA0   11,760  12,000,000  PRN          SOLE           12,000,000
EPICOR SOFTWARE CORP            NOTE 2.375% 5/1  29426LAA6    1,595   2,000,000  PRN          SOLE            2,000,000
INTERNATIONAL COAL GRP INC N    NOTE 9.000% 8/0  45928HAD8   13,352  12,777,000  PRN          SOLE           12,777,000
NCI BUILDING SYS INC            NOTE 2.125% 11/1 628852AG0    6,185   4,418,000  PRN          SOLE            4,418,000
SOUTH FINL GROUP INC            COM              837841105      735     500,000  SH           SOLE              500,000
CITIGROUP INC                   COM              172967101      166      34,363  SH           SOLE               34,363
RRI ENERGY INC                  COM              74971X107    3,369     471,800  SH           SOLE              471,800
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